NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended						9 Months Ended		12 Months Ended
	Feb. 09, 2021	Feb. 08, 2021	Mar. 31, 2023	Feb. 23, 2023	Oct. 21, 2022	Jun. 30, 2022	May 20, 2022	Apr. 15, 2020	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Debt Instrument [Line Items]
Proceeds from note payable									$ 4,700,000	$ 0	$ 0	$ 25,000,000
Agreed to pay		$ 15,000
Redemption amount						$ 2,000,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Principal amount							$ 6,015,000
Original issue discount							1,000,000
Legal fees							$ 15,000
Term							24 months
Monitoring fee, percentage							0.833%
Purchase Price							$ 5,000,000
Redemption amount			$ 2,000,000	$ 500,000
Ascendiant Capital Partners L L C [Member]
Debt Instrument [Line Items]
Commission expenses		1,200,000
Secured Note [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Purchase Price							4,700,000
Investor [Member]
Debt Instrument [Line Items]
Notes payable					$ 813,834
Note Purchase Agreement [Member] | Investor [Member] | Secured Note [Member]
Debt Instrument [Line Items]
Principal amount								$ 6,015,000
Amount paid in cash								1,000,000
Original issue discount								1,000,000
Legal fees								15,000
Commission expense								325,000
Proceeds from note payable								$ 4,675,000
Term								24 months
Monitoring fee, percentage								0.833%
Note Purchase Agreement [Member] | Investor [Member] | Investor Note 1 [Member]
Debt Instrument [Line Items]
Principal amount								$ 2,000,000
Note Purchase Agreement [Member] | Investor [Member] | Investor Note 2 [Member]
Debt Instrument [Line Items]
Principal amount								$ 2,000,000
Note Purchase Agreement 2 [Member]
Debt Instrument [Line Items]
Maturity date					Jul. 01, 2024
Redemption amount						$ 2,000,000
Note Purchase Agreement 2 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Redemption amount			$ 1,000,000
Note Purchase Agreement 2 [Member] | Investor [Member] | Secured Note [Member]
Debt Instrument [Line Items]
Principal amount		24,015,000
Original issue discount		4,000,000
Commission expense	$ 1,200,000	1,200,000
Proceeds from note payable	$ 18,800,000	$ 18,800,000
Term		24 months
Monitoring fee, percentage	0.833%	0.833%
Interest rate		16.70%
Transaction expenses		$ 15,000
Purchase Price	$ 20,000,000	$ 20,000,000
Note Purchase Agreement 1 [Member] | Investor [Member] | Secured Note [Member]
Debt Instrument [Line Items]
Interest rate								16.70%
Note Purchase Agreement 3 [Member] | Investor [Member] | Secured Note [Member]
Debt Instrument [Line Items]
Principal amount							6,015,000
Amount paid in cash							5,000,000
Original issue discount							1,000,000
Legal fees							15,000
Commission expense							300,000
Proceeds from note payable							$ 4,700,000
Monitoring fee, percentage							0.833%
Interest rate							16.70%